Principal subsidiaries	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Principal subsidiaries	Principal subsidiaries
Barclays Bank Group applies IFRS 10 Consolidated Financial Statements. The consolidated financial statements combine the financial statements of Barclays Bank PLC and all of its subsidiaries. Subsidiaries are entities over which Barclays Bank Group has control. Under IFRS 10, this is when Barclays Bank Group is exposed to or has rights to variable returns from its involvement in an entity and has the ability to affect those returns through its power over an entity.
Barclays Bank Group reassesses whether it controls an entity if facts and circumstances indicate that there have been changes to its power, its rights to variable returns or its ability to use its power to affect the amount of its returns.
Intra-group transactions and balances are eliminated on consolidation and consistent accounting policies are used throughout the Barclays Bank Group for the purposes of the consolidation. Changes in ownership interests in subsidiaries are accounted for as equity transactions if they occur after control has been obtained and they do not result in loss of control.
The significant judgements used in applying this policy are set out below.
Accounting for investment in subsidiaries
In the individual financial statements of Barclays Bank PLC, investments in subsidiaries are stated at cost less impairment.
Investments in subsidiaries, the majority of which are engaged in banking related activities, are recorded on the balance sheet at historical cost less any impairment. At 31 December 2022 the historical cost of investments in subsidiaries was £22,180m (2021: £19,517m), and impairment allowances recognised against these investments totalled £2,916m (2021: £383m). The increase of £130m in the year was driven by an increase in the cost of investments in subsidiaries totalling £2,663m offset with an increase in impairment of £2,533m, predominantly relating to the cost of investment in Barclays Bank Ireland PLC. The impairment of the Barclays Bank Ireland PLC has been recognised in the income statement of Barclays Bank PLC.
At the end of each reporting period an impairment review is undertaken in respect of investments in the ordinary shares of subsidiaries. Impairment is indicated where the investment exceeds the recoverable amount. The recoverable amount is calculated as a value in use (VIU) which is derived from the present value of future cash flows expected to be received from the investment. The VIU calculations use forecast attributable profit based on financial budgets approved by management, covering a five-year period as an approximation of future cash flows discounted using a discount rate appropriate to the subsidiary being tested. A terminal growth rate is then applied to the cash flows thereafter, which is based upon expectations of future inflation rates.
The 2022 review identified impairment of the investment in Barclays Bank Ireland PLC of £2,489m, reducing its carrying value to £2,548m. The VIU calculation uses five-year profit after tax forecasts based on the formally agreed medium term plans approved by the Board. A post tax discount rate of 12.8% (pre-tax 16.6%) has been applied to the cash flow forecast. A terminal growth rate of 2% has been used to calculate a terminal value for the investment. The terminal growth rate used has been based on inflation rates. A 1% increase in the discount rate would increase the impairment amount in Barclays Bank PLC by £266m. A reduction in the terminal growth rate of 1% would increase the impairment amount by £194m . A reduction in the forecasted cash flows by 10% per annum would increase impairment by £311m.
Principal subsidiaries of the Barclays Bank Group are set out below. This includes those subsidiaries that are most significant in the context of the Barclays Bank Group’s business, results or financial position.

Company Name	Principal place of business or incorporation	Nature of business	Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
			%	%	%
Barclays Bank Delaware	United States	Credit card issuer	100	—	—
Barclays Bank Ireland PLC	Ireland	Banking	100	—	—
Barclays Capital Inc.	United States	Securities dealing	100	—	—
Barclays Capital Securities Limited	United Kingdom	Securities dealing	100	—	—
Barclays Securities Japan Limited	Japan	Securities dealing	100	—	—
Barclays US LLC	United States	Holding company	100	—	—
The country of registration or incorporation is also the principal area of operation of each of the above subsidiaries.
Ownership interests are in some cases different to voting interests due to the existence of non-voting equity interests, such as preference shares.
Significant judgements and assumptions used to determine the scope of the consolidation
Determining whether the Barclays Bank Group has control of an entity is generally straightforward based on ownership of the majority of the voting capital. However, in certain instances, this determination will involve significant judgement, particularly in the case of structured entities where voting rights are often not the determining factor in decisions over the relevant activities. This judgement will involve assessing the purpose and design of the entity. It will also often be necessary to consider whether the Barclays Bank Group, or another involved party with power over the relevant activities, is acting as a principal in its own right or as an agent on behalf of others.
There is also often considerable judgement involved in the ongoing assessment of control over structured entities. In this regard, where market conditions have deteriorated such that the other investors’ exposures to the structure’s variable returns have been substantively eliminated, the Barclays Bank Group may conclude that the managers of the structured entity are acting as its agent and therefore will consolidate the structured entity.
An interest in equity voting rights exceeding 50% would typically indicate that the Barclays Bank Group has control of an entity. However, the entity set out below is excluded from consolidation because the Barclays Bank Group does not have exposure to its variable returns.

Company name	Country of registration or incorporation	Percentage of voting rights held (%)	Equity shareholders' funds (£m)	Retained profit for the year (£m)
Palomino Limited	Cayman Islands	100	—	—
This entity is managed by an external counterparty and consequently is not controlled by the Barclays Bank Group. Interests relating to this entity are included in Note 33.
Significant restrictions
As is typical for a group of its size and international scope, there are restrictions on the ability of the Barclays Bank Group to obtain distributions of capital, access the assets or repay the liabilities of members of the Barclays Bank Group due to the statutory, regulatory and contractual requirements of its subsidiaries and due to the protective rights of non-controlling interests. These are considered below.
Regulatory requirements
The Barclays Bank Group’s principal subsidiary companies have assets and liabilities before intercompany eliminations of £491bn (2021: £439bn) and £466bn (2021: £414bn) respectively. Certain classes of these assets and liabilities are subject to prudential regulation and regulatory capital requirements in the countries in which the subsidiaries are regulated. These prudential and regulatory capital requirements require entities to maintain minimum capital levels which cannot be returned to the parent company, Barclays Bank PLC, on a going concern basis.
In order to meet capital requirements, subsidiaries may issue certain equity accounted and debt accounted financial instruments such as Tier 1 and Tier 2 capital instruments and other forms of subordinated liabilities. Refer to Note 26 and Note 27 for particulars of these instruments. These instruments may be subject to cancellation clauses or preference share restrictions that would limit the ability of the entity to repatriate the capital on a timely basis.
Liquidity requirements
Regulated subsidiaries of the Barclays Bank Group are required to meet PRA or local regulatory requirements pertaining to liquidity. Some of the regulated subsidiaries include Barclays Capital Securities Limited (which is regulated for liquidity matters on a combined basis with Barclays Bank PLC under a Domestic Liquidity Sub-Group (DoLSub) arrangement), Barclays Bank Ireland PLC, Barclays Capital Inc. and Barclays Bank Delaware Inc. See page 89 for further details of liquidity requirements, including those of the Barclays Bank Group’s significant subsidiaries.
Statutory requirements
The Barclays Bank Group’s subsidiaries are subject to statutory requirements not to make distributions of capital and unrealised profits and generally to maintain solvency. These requirements restrict the ability of subsidiaries to make remittances of dividends to Barclays Bank PLC, the parent, except in the event of a legal capital reduction or liquidation. In most cases the regulatory restrictions referred to above exceed the statutory restrictions.
Asset encumbrance
The Barclays Bank Group uses its financial assets to raise finance in the form of securitisations and through the liquidity schemes of central banks, as well as to provide security to the UK Retirement Fund. Once encumbered, the assets are not available for transfer around the Barclays Bank Group. The assets typically affected are disclosed in Note 36.
Other restrictions
The Barclays Bank Group is required to maintain balances with central banks and other regulatory authorities and these amounted to £3,038m (2021: £4,260m).